Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Other payables	$ 2,178	$ 1,683
Related parties [member]
Statement Line Items [Line Items]
Other payables	$ 74	$ 115